Unaudited Quarterly Operating Results	12 Months Ended
Dec. 31, 2013
Unaudited Quarterly Operating Results [Abstract]
Unaudited Quarterly Operating Results
Note 21: Unaudited Quarterly Operating Results

Unaudited quarterly operating results were as follows:

	2013 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$2,117.7	$2,287.4	$2,495.8	$2,937.5
Revenues less cost of sales (exclusive of depreciation and amortization)	$623.6	$662.4	$715.1	$821.4
Other costs	$30.8	$35.6	$13.9	$12.4
Net income	$148.3	$140.4	$192.4	$243.1
Net income attributable to noncontrolling interests	$–	$–	$2.8	$22.2
Net income attributable to Cameron	$148.3	$140.4	$189.6	$220.9

Earnings per share attributable to Cameron stockholders:
Basic	$0.60	$0.57	$0.78	$0.96
Diluted	$0.60	$0.57	$0.78	$0.95

	2012 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,804.3	$2,053.7	$2,218.3	$2,425.8
Revenues less cost of sales (exclusive of depreciation and amortization)	$523.9	$604.8	$650.1	$699.0
Other costs (credits)	$(1.5)	$9.9	$3.4	$21.7
Net income attributable to Cameron	$134.0	$174.6	$223.6	$218.3

Earnings per share attributable to Cameron stockholders:
Basic	$0.54	$0.71	$0.91	$0.88
Diluted	$0.54	$0.70	$0.90	$0.88